                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Philadelphia Trust Company
Address: 1760 Market Street
         2nd Floor
         Philadelphia, PA 19103

Form 13F File Number: 028-05647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael G. Crofton
Title: President
Phone: 215-979-3434

Signature, Place, and Date of Signing:


/s/ Michael G. Crofton            Philadelphia, Pennsylvania        08/11/09
------------------------------   ----------------------------   ----------------
         [signature]                    [City, State]                [date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         THE PHILADELPHIA TRUST COMPANY
                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                     106
Form 13F Information Table Value Total (in thousands): $778,382

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: THE PHILADELPHIA TRUST COMPANY

                  -1                        -2           -3       -4            -5               -6        -7            -8
------------------------------------- -------------- --------- -------- ------------------ ------------- ----- ---------------------
                                                                                             INVESTMENT
                                                                                              DISCRETION          VOTING AUTHORITY
                                          TITLE                                            -------------       ---------------------
                                            OF                   VALUE   SHRS OR  SH/ PUT/ SOLE SHRD OTR OTHER
          NAME OF ISSUER                  CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL   A    B   C   MGRS    SOLE   SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---- ---- --- ----- --------- ------ ----
3M CO.                                           COM 88579Y101   21,077   350,694  SH        X                   350,694    0     0
ABBOTT LABS INC                                  COM 002824100   20,031   425,827  SH        X                   425,827    0     0
AIR PRODS & CHEMS INC                            COM 009158106   20,622   319,277  SH        X                   319,277    0     0
AMEREN CORPORATION                               COM 023608102      421    16,925  SH        X                    16,925    0     0
AMERICAN EXPRESS                                 COM 025816109    1,547    66,550  SH        X                    66,550    0     0
APARTMENT INVESTMENT & MANAGEMENT CO.            COM 03748R101      291    32,861  SH        X                    32,861    0     0
AQUA AMERICA INC.                                COM 03836W103      645    36,028  SH        X                    36,028    0     0
ARCH COAL INC                                    COM 039380100      154    10,000  SH        X                    10,000    0     0
ARTESIAN RESOURCES CORP                      Class A 043113208    1,065    66,850  SH        X                    66,850    0     0
AVERY DENNISON CORP                              COM 053611109      810    31,527  SH        X                    31,527    0     0
BAXTER INTERNATIONAL                             COM 071813109   19,692   371,821  SH        X                   371,821    0     0
BB&T CO.                                         COM 054937107      567    25,800  SH        X                    25,800    0     0

BECKMAN COULTER INC                              COM 075811109   18,613   325,743  SH        X                   325,743    0     0
BERKSHIRE HATHAWAY INC                       Class B 084670207      290       100  SH        X                       100    0     0
BIOGEN IDEC INC                                  COM 09062X103   16,888   374,043  SH        X                   374,043    0     0
BLACKROCK INC.                                   COM 09247X101    1,798    10,250  SH        X                    10,250    0     0
BOEING CO                                        COM 097023105   10,213   240,308  SH        X                   240,308    0     0
BRISTOL MYERS SQUIBB CO                          COM 110122108      617    30,355  SH        X                    30,355    0     0
BRYN MAWR BANK CORP                              COM 117665109    1,408    74,605  SH        X                    74,605    0     0
CARPENTER TECHNOLOGY                             COM 144285103      521    25,050  SH        X                    25,050    0     0
CHEVRON CORPORATION                              COM 166764100    7,445   112,380  SH        X                   112,380    0     0
CISCO SYSTEMS INC                                COM 17275R102   19,368 1,038,510  SH        X                 1,038,510    0     0
CLIFFS NATURAL RESOURCES INC.                    COM 18683K101      918    37,510  SH        X                    37,510    0     0
CME GROUP INC.                                   COM 12572Q105   11,974    38,486  SH        X                    38,486    0     0
COCA COLA                                        COM 191216100   21,042   438,474  SH        X                   438,474    0     0
COLGATE-PALMOLIVE COM                            COM 194162103   20,108   284,250  SH        X                   284,250    0     0
CONAGRA FOODS INC                                COM 205887102   23,708 1,243,860  SH        X                 1,243,860    0     0
CONOCOPHILLIPS                                   COM 20825C104   21,908   520,886  SH        X                   520,886    0     0
CONSOL ENERGY INC                                COM 20854P109      766    22,545  SH        X                    22,545    0     0
CORN PRODUCTS INTERNATIONAL                      COM 219023108    1,461    54,525  SH        X                    54,525    0     0
COVIDIEN PLC                                     COM G2554f105    2,449    65,398  SH        X                    65,398    0     0

DIAMOND OFFSHORE DRILLING INC                    COM 25271C102      249     3,000  SH        X                     3,000    0     0
DUKE ENERGY CORP                                 COM 26441C105      246    16,869  SH        X                    16,869    0     0
DUPONT EI DE NEMOURS & CO                        COM 263534109   16,090   628,027  SH        X                   628,027    0     0
EATON CORP                                       COM 278058102      962    21,570  SH        X                    21,570    0     0
ELI LILLY & CO                                   COM 532457108    1,040    30,030  SH        X                    30,030    0     0
EMC CORP.                                        COM 268648102   17,213 1,313,950  SH        X                 1,313,950    0     0
EMERSON ELECTRIC                                 COM 291011104   12,965   400,140  SH        X                   400,140    0     0
EXELON CORP                                      COM 30161N101    2,064    40,301  SH        X                    40,301    0     0
EXXON MOBIL CORPORATION                          COM 30231G102      760    10,865  SH        X                    10,865    0     0
FREEPORT MCMORAN COPPER AND GOLD INC             COM 35671D857      344     6,867  SH        X                     6,867    0     0
GENERAL DYNAMICS CORP                            COM 369550108   17,603   317,803  SH        X                   317,803    0     0
GENERAL ELECTRIC CORP                            COM 369604103      486    41,481  SH        X                    41,481    0     0
GENUINE PARTS CO                                 COM 372460105   16,438   489,813  SH        X                   489,813    0     0
GOOGLE Inc.                                      COM 38259P508   13,266    31,467  SH        X                    31,467    0     0
GORMAN RUPP CO                                   COM 383082104      841    41,712  SH        X                    41,712    0     0
HALLIBURTON                                      COM 406216101   12,190   588,890  SH        X                   588,890    0     0
HERSHEY FOODS                                    COM 427866108   20,243   562,295  SH        X                   562,295    0     0
HEWLETT PACKARD CO                               COM 428236103   21,282   550,621  SH        X                   550,621    0     0
HOME DEPOT                                       COM 437076102      278    11,775  SH        X                    11,775    0     0
HONEYWELL INTERNATIONAL INC                      COM 438516106   18,396   585,857  SH        X                   585,857    0     0

INTEGRAL SYSTEMS INC                             COM 45810H107      271    32,542  SH        X                    32,542    0     0
INTEL CORP                                       COM 458140100   20,287 1,225,813  SH        X                 1,225,813    0     0
IBM CORPORATION                                  COM 459200101   13,368   128,021  SH        X                   128,021    0     0
J.P. MORGAN                                      COM 46625H100    1,127    33,029  SH        X                    33,029    0     0
JOHNSON & JOHNSON                                COM 478160104      396     6,970  SH        X                     6,970    0     0
KRAFT FOODS INC                                  COM 50075N104   21,537   849,940  SH        X                   849,940    0     0
L-3 COMMUNICATIONS                               COM 502424104   20,395   293,959  SH        X                   293,959    0     0
LABORATORY CORP OF AMERICA                       COM 50540R409      640     9,442  SH        X                     9,442    0     0
LOWES COMPANIES                                  COM 548661107   15,288   787,610  SH        X                   787,610    0     0
M&T BANK CORP                                    COM 55261F104    1,299    25,500  SH        X                    25,500    0     0
MARATHON OIL CORP                                COM 565849106   14,622   485,295  SH        X                   485,295    0     0
MCCORMICK & CO INC                    NON-VOTING COM 579780206    3,756   115,464  SH        X                   115,464    0     0
McDONALDS CORP                                   COM 580135101    1,572    27,340  SH        X                    27,340    0     0
MEDTRONIC                                        COM 585055106   16,100   461,459  SH        X                   461,459    0     0
MET PRO CORP                                     COM 590876306    4,857   448,861  SH        X                   448,861    0     0
MICROSOFT CORP                                   COM 594918104    1,669    70,221  SH        X                    70,221    0     0
MINE SAFETY APPLIANCES CO                        COM 602720104      603    25,000  SH        X                    25,000    0     0
MORGAN STANLEY                                   COM 617446448    8,561   300,270  SH        X                   300,270    0     0
MUELLER INDUSTRIES INC                           COM 624756102      418    20,114  SH        X                    20,114    0     0

NATIONAL OILWELL VARCO INC                       COM 637071101    1,149    35,175  SH        X                    35,175    0     0
NATIONAL PENN BANCSHARES INC                     COM 637138108      151    32,651  SH        X                    32,651    0     0
NEWALLIANCE BANCSHARES                           COM 650203102      115    10,000  SH        X                    10,000    0     0
NIKE                                             COM 654106103      386     7,445  SH        X                     7,445    0     0
NORTHERN TRUST CORP.                             COM 665859104    3,166    58,975  SH        X                    58,975    0     0
NUCOR CORP                                       COM 670346105   10,697   240,765  SH        X                   240,765    0     0
NYSE EURONEXT INC                                COM 629491101   19,646   720,937  SH        X                   720,937    0     0
ORASURE TECHNOLOGIES INC                         COM 68554V108       25    10,000  SH        X                    10,000    0     0
PENTAIR INC.                                     COM 709631105   10,599   413,705  SH        X                   413,705    0     0
PEPSICO INC                                      COM 713448108      970    17,653  SH        X                    17,653    0     0
PFIZER INC                                       COM 717081103      417    27,792  SH        X                    27,792    0     0
PHARMACEUTICAL PRODUCT DEVELOPMENT               COM 717124101    1,881    81,000  SH        X                    81,000    0     0
PIONEER NAT RES CO                               COM 723787107      510    20,000  SH        X                    20,000    0     0
PNC FINANCIAL SERVICES GROUP                     COM 693475105      395    10,175  SH        X                    10,175    0     0
PROCTER & GAMBLE COMPANY                         COM 742718109   15,904   311,242  SH        X                   311,242    0     0
RPM Inc.                                         COM 749685103    1,185    84,400  SH        X                    84,400    0     0
SCANA CORP                                       COM 80589M102      520    16,000  SH        X                    16,000    0     0
SCHERING-PLOUGH CORP                             COM 806605101      281    11,191  SH        X                    11,191    0     0
SCHLUMBERGER LTD                                 ADR 806857108      453     8,374  SH        X                     8,374    0     0

SIGMA-ALDRICH                                    COM 826552101   20,843   420,565  SH        X                   420,565    0     0
SPDR FINANCIAL SELECT SECTOR                     ETF 81369Y605      120    10,000  SH        X                    10,000    0     0
STATE STREET CORP.                               COM 857477103    9,827   208,205  SH        X                   208,205    0     0
STRYKER CORP.                                    COM 863667101   15,332   385,815  SH        X                   385,815    0     0
SYNTROLEUM CORP COM                              COM 871630109       79    35,400  SH        X                    35,400    0     0
TEXTRON INC.                                     COM 883203101      298    30,900  SH        X                    30,900    0     0
TYCO INTERNATIONAL LTD                           COM H89128104      858    33,018  SH        X                    33,018    0     0
UNITED TECHNOLOGIES CORP                         COM 913017109   18,590   357,780  SH        X                   357,780    0     0
UNUM GROUP                                       COM 91529Y106      769    48,500  SH        X                    48,500    0     0
US BANCORP                                       COM 902973304   16,170   902,345  SH        X                   902,345    0     0
VALERO ENERGY CORP.                              COM 91913Y100      389    23,025  SH        X                    23,025    0     0
VERIZON COMMUNICATIONS                           COM 92343V104   19,499   634,517  SH        X                   634,517    0     0
WALGREEN COMPANY                                 COM 931422109   15,111   513,989  SH        X                   513,989    0     0
WD 40 CO                                         COM 929236107    2,992   103,175  SH        X                   103,175    0     0
WELLS FARGO & CO                                 COM 949746101      138     5,671  SH        X                     5,671    0     0
WHITING PETROLEUM CORP                           COM 966387102      527    15,000  SH        X                    15,000    0     0
WYETH                                            COM 983024100      257     5,657  SH        X                     5,657    0     0